Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net loss	$ (1,278,823)	$ (1,133,390)
Adjustments to reconcile net loss to cash:
Depreciation and amortization	51,563	61,487
Other expense paid in shares	30,000
Amortization of share-based compensation costs	189,189
Foreign currency loss	7,172	(50,612)
Shares issued for services	46,500	254,700
Changes in operating assets and liabilities:
Increase in accounts receivable	414	3,247
Increase in other current assets	(9,396)	(11,158)
Increase (decrease) in accounts payable and accrued expenses	(18,407)	63,832
(Decrease) in accounts payable and accrued expenses - related party	(307,149)	31,707
(Decrease) in deferred revenue	707	(2,646)
Net Cash Used in Operating Activities	(1,288,230)	(782,833)
Investing Activities
Increase in other assets	(15,669)	(12,257)
Acquisition of furniture and equipment	(16,317)	(4,112)
Net Cash Used in Investing Activities	(31,986)	(16,369)
Financing Activities
Repayment of notes payable	(825)
Proceeds from notes payable - related party	43,566	46,863
Proceeds from sale of common stock, net of offering costs	1,373,854	750,846
Net Cash Provided by Financing Activities	1,416,595	797,709
Increase (Decrease) in Cash	96,379	(1,493)
Cash - Beginning of Period	16,770	9,789
Cash - End of Period	113,149	8,296
Supplemental Disclosures:
Interest paid
Income taxes paid
Non-cash Financing and Investing Activities:
Common stock issued for conversion of notes and interest	378,512
Common stock issued for other expenses	30,000
Common stock issued for financing - related party		11,874
Common stock issued for services		$ 252,450